Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net service cost			$ 43	$ 71	$ 72
Interest cost / (credit)			4	3	7
Settlement / curtailment cost / (credit)			0	(187)	0
Total Net Periodic Benefit Cost/(credit)			47	(121)	78
Total cashflow			(24)	(116)	(30)
Opening balance sheet liability (funded status)	$ 396	$ 575	575	1,015	981
Currency translation adjustment			0	(8)	(1)
Actuarial (gain) / loss on liabilities due to experience			(170)	(142)	(105)
Total gain/loss recognized via OCI			(170)	(142)	(105)
Currency translation adjustment			(32)	(61)	91
Closing balance sheet liability (funded status)			396	575	1,015
Reconciliation of net gain / loss
Amount at beginning of year	(364)	(205)	(205)	(68)	34
Liability (gain) / loss			(170)	(142)	(105)
Currency translation adjustment			11	5	3
Amount at year-end			$ (364)	$ (205)	$ (68)
SEALS Corp
Net service cost	19	23
Interest cost / (credit)	7	2
Settlement / curtailment cost / (credit)
Total Net Periodic Benefit Cost/(credit)	26	25
Employer contributions paid in the period	(13)	(12)
Total cashflow	$ (13)	$ (12)